    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 29, 1999

                                                          File No. 33-91476
                                                          File No. 811-9032
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933              /X/
                         POST-EFFECTIVE AMENDMENT NO. 8
                                       and
                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940          /X/
                                 AMENDMENT NO. 9

                           STI CLASSIC VARIABLE TRUST
               (Exact Name of Registrant as Specified in Charter)

                          c/o The CT Corporation System
                                 2 Oliver Street
                           Boston, Massachusetts 02109
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (610) 676-1000

                                   MARK NAGLE
                           C/O SEI INVESTMENTS COMPANY
                            OAKS, PENNSYLVANIA 19456
                     (Name and Address of Agent for Service)

                                   Copies to:

RICHARD W. GRANT, ESQ.                         JOHN H. GRADY, JR., ESQ.
MORGAN, LEWIS & BOCKIUS LLP                    MORGAN, LEWIS & BOCKIUS LLP
1701 MARKET STREET                             1701 MARKET STREET
PHILADELPHIA, PENNSYLVANIA  19103              PHILADELPHIA, PENNSYLVANIA  19103

It is proposed that this filing will become effective (check appropriate box)

         immediately upon filing pursuant to paragraph (b)
----
         on ______________ pursuant to paragraph (b)
----
         60 days after filing pursuant to paragraph (a)
----
         on [date] pursuant to paragraph (a); or
----
 X       75 days after filing pursuant to paragraph (a) of Rule 485
----

                           STI CLASSIC VARIABLE TRUST

                                   PROSPECTUS
                                 JANUARY 1, 2000

                             GROWTH AND INCOME FUND
                            QUALITY GROWTH STOCK FUND

                               INVESTMENT ADVISER
                         TRUSCO CAPITAL MANAGEMENT, INC.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                              ABOUT THIS PROSPECTUS

The STI Classic Variable Trust is a mutual fund family that offers shares in a number of separate investment portfolios (Funds). The Funds have individual investment goals and strategies. The Funds are available to the public only through the purchase of certain variable annuity and variable life insurance contracts (Contracts) issued by various life insurance companies (Insurers). This prospectus gives you important information about the Growth and Income and Quality Growth Stock Funds that you should know before investing. Please read this prospectus in conjunction with the Contract prospectus and keep it for future reference.

This prospectus has been arranged into different sections so that you can easily review this important information. On the next page, there is some general information you should know about risk and return that is common to each of the Funds. For more detailed information about each Fund, please see:

     GROWTH AND INCOME FUND.............................................................XXX
     QUALITY GROWTH STOCK FUND..........................................................XXX
     MORE INFORMATION ABOUT RISK........................................................XXX
     MORE INFORMATION ABOUT FUND INVESTMENTS............................................XXX
     THE INVESTMENT ADVISER AND PORTFOLIO MANAGERS......................................XXX
     PURCHASING AND SELLING FUND SHARES.................................................XXX
     DIVIDENDS AND DISTRIBUTIONS........................................................XXX
     TAXES..............................................................................XXX
     HOW TO OBTAIN MORE INFORMATION ABOUT THE
         STI CLASSIC VARIABLE TRUST.....................................................XXX

For information about key terms and concepts, look for our "Simply Speaking" explanations.

[INSERT ICONS HERE]

January 1, 2000

RISK/RETURN INFORMATION COMMON TO THE FUNDS

Each Fund is a mutual fund. A mutual fund pools shareholders' money and, using professional investment managers, invests it in securities. Before you invest, you should know a few things about investing in mutual funds.

Each Fund has its own investment goal and strategies for reaching that goal. The Adviser invests Fund assets in a way that the Adviser believes will help the Fund achieve its goal. Still, investing in the Funds involves risks, and there is no guarantee that a Fund will achieve its goal. The Adviser's judgments about the markets, the economy, or companies may not anticipate actual market movements, economic conditions or company performance, and these judgments may affect the return on your investment. In fact, no matter how good a job the Adviser does, you could lose money on your investment in the Fund, just as you could with other investments. A Fund share is not a bank deposit, and it is not insured or guaranteed by the FDIC or any government agency.

The value of your investment in a Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect particular companies and other issuers. These price movements, sometimes called volatility, may be greater or lesser depending on the types of securities the Fund owns and the markets in which they trade. The effect on a Fund of a change in the value of a single security will depend on how widely the Fund diversifies its holdings.

GROWTH AND INCOME FUND

FUND SUMMARY

INVESTMENT FOCUS
  PRIMARY                               Long-term capital appreciation
  SECONDARY                             Current income

INVESTMENT FOCUS                        Equity securities

SHARE PRICE VOLATILITY                  Moderate

PRINCIPAL INVESTMENT STRATEGY           Attempts to identify securities of
                                        companies with market capitalizations
                                        of at least $1 billion with attractive
                                        valuation and/or above average earnings
                                        momentum relative either to their
                                        sectors or the market as a whole

INVESTOR PROFILE                        Investors who are looking for capital
                                        appreciation potential and income with
                                        less volatility than the equity markets
                                        as a whole

INVESTMENT STRATEGY

The Growth and Income Fund invests primarily in equity securities, including common stock and listed American Depository Receipts (ADRs), of domestic and foreign companies with market capitalizations of at least $1 billion. However, the average market capitalization can vary throughout a full market cycle and will be flexible to allow the Adviser to capture market opportunities. The Adviser uses a quantitative screening process to identify companies with attractive fundamental profiles. The portfolio management team selects stocks of companies with strong financial quality and above average earnings momentum in seeking to secure the best relative values in each economic sector.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the U.S. dollar may affect (positively or negatively) the value of a Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

PERFORMANCE INFORMATION

As of December 31, 1999, the Growth and Income Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                             0.90%
Other Expenses*                                                      0.30%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.20%

*    Other Expenses are based on estimated amounts for the current year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and that you sell your shares at the end of the period.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR                          3 YEARS
                    $122                            $381

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional Advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Adviser."

QUALITY GROWTH STOCK FUND

FUND SUMMARY

INVESTMENT GOAL                         Long-term capital appreciation
                                        with nominal dividend income

INVESTMENT FOCUS                        U.S. common stocks of growth companies

SHARE PRICE VOLATILITY                  Moderate

PRINCIPAL INVESTMENT STRATEGY           Attempts to identify companies that
                                        have above-average growth potential and
                                        uses a low portfolio turnover strategy

INVESTOR PROFILE                        Investors who want to increase the
                                        value of their investment

INVESTMENT STRATEGY

The Quality Growth Stock Fund invests primarily in a diversified portfolio of large, mid- and small cap common stocks of high quality financially strong U.S. growth companies. In selecting investments for the Fund, the Adviser focuses on high quality companies as demonstrated by their balance sheets, earnings, management, and products. Many of these companies have a history of stable or rising dividend payout policies. The Adviser seeks to maximize long-term capital appreciation by using a low turnover rate (generally 50% or less) strategy.

WHAT ARE THE RISKS OF INVESTING IN THIS FUND?

Since it purchases common stocks, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the stock markets have moved in cycles, and the value of the Fund's securities may fluctuate drastically from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

The Fund may use hedging techniques such as the purchase of put options, short sales `against the box,' the sale of stock index futures contracts and equity swaps. By using these techniques, the Fund will attempt to reduce its exposure to price declines without realizing substantial capital gains. Although the Fund may utilize such strategies in lieu of selling appreciated securities, the Fund's exposure to losses during stock market declines may be higher than that of other funds that do not follow a general policy of avoiding sales of highly appreciated securities.

The Fund is also subject to the risk that common stocks of U.S. growth companies may underperform other segments of the equity market or the equity markets as a whole.

The small to mid-sized capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, small cap and mid-cap stocks may be more volatile than those of larger companies. These securities may be traded over the counter or listed on an exchange.

PERFORMANCE INFORMATION

As of December 31, 1999, the Quality Growth Stock Fund had not commenced operations and did not have a performance history.

FUND FEES AND EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY INDIRECTLY IF YOU BUY AND HOLD FUND SHARES.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------
Investment Advisory Fees                                             1.00%
Other Expenses*                                                      0.30%
                                                                     -----
Total Annual Fund Operating Expenses                                 1.30%

*    Other Expenses are based on estimated amounts for the current year.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated.

The Example also assumes that each year your investment has a 5% return, Fund operating expenses remain the same and you reinvest all dividends and distributions. Although your actual costs and returns might be different, your approximate costs of investing $10,000 in the Fund would be:

                   1 YEAR                          3 YEARS
                    $132                            $412

FUND EXPENSES

Every mutual fund has operating expenses to pay for professional advisory, shareholder, distribution, administration and custody services. The Fund's estimated expenses in the table above are shown as a percentage of the Fund's net assets. These expenses are deducted from Fund assets. The table shows the highest estimated expenses that could be currently charged to the Fund. For more information about these fees, see "Investment Adviser."

MORE INFORMATION ABOUT RISK

EQUITY RISK-- Equity securities include public and privately                Both Funds
issued equity securities, common and preferred stocks, warrants, rights to subscribe to common stock and convertible securities, as well as instruments that attempt to track the price movement of equity indices.  Investments in equity securities and equity derivatives in general are subject to market risks that may cause their prices to fluctuate over time.  The value of securities convertible into equity securities, such as warrants or
convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision.
Fluctuations in the value of equity securities in which a mutual fund invests will cause a fund's net asset value to fluctuate.  An investment in a portfolio of equity securities may be more
suitable for long-term investors who can bear the risk of these share price fluctuations.

FOREIGN SECURITY RISKS-- Investments in securities of                       Growth and Income Fund
foreign companies or governments can be more volatile than investments in U.S. companies or governments.  Diplomatic, political, or economic developments, including nationalization or appropriation, could affect investments in foreign countries.  Foreign securities markets generally have less trading volume and less liquidity than
U.S. markets.  In addition, the value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.  Foreign companies or governments generally are not subject to uniform accounting, auditing, and financial reporting standards comparable to those applicable to domestic U.S. companies or governments. Transaction costs are generally higher than those in the U.S. and expenses for custodial arrangements of foreign securities may be somewhat greater than typical expenses for custodial arrangements of similar U.S.
securities.  Some foreign governments levy withholding taxes against dividend and interest income.  Although in some countries a portion of these taxes are recoverable, the non-recovered
portion will reduce the income received from the securities
comprising the portfolio.



YEAR 2000 RISK-- The Funds depend on the smooth functioning of              Both Funds
computer systems in almost every aspect of their business.  Like other mutual funds, businesses and individuals around the world, the Funds could be adversely affected if the computer systems used by their service providers do not properly process dates on and after January 1, 2000, and distinguish between the year 2000 and the year 1900.  The Funds have asked their mission critical
service providers whether they expect to have their computer systems adjusted for the year 2000 transition, and have sought and received assurances from such service providers that they are devoting significant resources to prevent material adverse
consequences to the Funds.  While such assurances have been
received, the Funds and their shareholders may experience losses if these assurances prove to be incorrect or as a result of year
2000 computer difficulties experienced by issuers of portfolio securities or third parties, such as custodians, banks,
broker-dealers or others with which the Funds do business.

Furthermore, many foreign countries are not as prepared as the U.S. for the year 2000 transition. As a result, computer difficulties in foreign markets and with foreign institutions as a result of the year 2000 may add to the possibility of losses to the Growth and Income Fund and its shareholders.

MORE INFORMATION ABOUT FUND INVESTMENTS

This prospectus describes the Funds' primary strategies, and the Funds will normally invest in the types of securities described in this prospectus. However, in addition to the investments and strategies described in this prospectus, each Fund also may invest in other securities, use other strategies and engage in other investment practices. These investments and strategies, as well as those described in this prospectus, are described in detail in the Statement of Additional Information (SAI).

The investments and strategies described in this prospectus are those that the Funds use under normal conditions. During unusual economic or market conditions, or for temporary defensive or liquidity purposes, each Fund may invest up to 100% of its assets in cash, money market instruments, repurchase agreements and short-term obligations. A Fund will do so only if the Adviser believes that the risk of loss outweighs the opportunity for capital gains or higher income. Of course, a Fund cannot guarantee that it will achieve its investment goal.

INVESTMENT ADVISER

The Investment Adviser makes investment decisions for the Funds and continuously reviews, supervises and administers each Fund's respective investment program. The Board of Trustees supervises the Adviser and establishes policies that the Adviser must follow in its management activities.

Trusco Capital Management, Inc., (Trusco), 50 Hurt Plaza, Suite 1400, Atlanta, Georgia 30303, serves as the Adviser to the Funds. As of July 1, 1999, Trusco had approximately $30 billion in assets under management.

The Funds had not commenced operations as of December 31, 1999.

The Adviser may use its affiliates as brokers for Fund transactions.

PORTFOLIO MANAGERS

Mr. Jeffrey E. Markunas, CFA, has served as lead portfolio manager of the Growth and Income Fund since it began operating in January 2000. Since 1992, he has served as senior Vice President and Director of Equity Management for Crestar Asset Management Company. Additionally, he was named Senior Vice President of Trusco in January 1999. Mr. Markunas has more than 17 years of investment experience.

Mr. Jonathan Mote, CFA, CFP, has served as a Portfolio Manager of Trusco since August 1998. He has managed the Quality Growth Stock Fund since it began operating in January 2000. Prior to joining Trusco, Mr. Mote served as a portfolio manager with SunTrust Banks. He has more than 14 years of investment experience.

PURCHASING AND SELLING FUND SHARES

HOW TO PURCHASE FUND SHARES

Generally, you may not purchase Fund shares directly. Rather, fund shares are sold to insurance companies for their separate accounts. Separate accounts are used by insurance companies to fund variable annuity and variable life insurance contracts. As a result, you as a customer of an insurance company may purchase Fund shares through these contracts. An insurance company purchases and redeems shares of each Fund based on, among other things, the amount of net contract premiums or purchase payments transferred to the separate accounts, transfers to or from a separate account investment division, policy loans, repayments and benefit payments to the terms of the Contract at the Fund's net asset value per share calculated as of that same day. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SIMPLY SPEAKING ...

WHEN CAN YOU PURCHASE SHARES?

Shares are offered continuously and may be purchased on any day that the New York Stock Exchange is open for business (a Business Day).

The price per share (the offering price) will be the net asset value per share
(NAV) next determined after we receive your purchase order. We calculate each Fund's NAV once each Business Day at the regularly scheduled close of normal trading on the New York Stock Exchange (normally, 4:00 p.m. Eastern time). So, to receive the current Business Day's NAV, generally we must receive your purchase order (from your insurance company) before 4:00 p.m. Eastern time.

HOW WE CALCULATE NAV

In calculating NAV for the Fund, we generally value a Fund's portfolio at market price. If market prices are unavailable or we think that they are unreliable, fair value prices may be determined in good faith using methods approved by the Board of Trustees. Some Funds hold portfolio securities that are listed on foreign exchanges. These securities may trade on weekends or other days when the Funds do not calculate NAV. As a result, the NAV of these Funds' shares may change on days when you cannot purchase or sell Fund shares.

SIMPLY SPEAKING ...

NET ASSET VALUE

NAV for one Fund share is the value of that share's portion of all of the net assets of the Fund.

HOW TO SELL FUND SHARES

You may sell (sometimes called "redeem") your shares on any Business Day by contacting your insurance company. All redemption requests will be processed and payments will be made within seven days after tender. Your insurance company will give you information about how to sell your shares. The sale price of each share will be the next NAV determined after we receive your request from your insurance company. Your insurance company or retirement plan sponsor may have different cutoff times for determining NAV. Please refer to the Contract prospectus for information on how to make investments and redemptions.

SUSPENSION OF YOUR RIGHT TO SELL YOUR SHARES

The Trust may suspend your right to sell your shares if the NYSE restricts trading, the SEC declares an emergency or for other reasons. More information about this is in our SAI.

DIVIDENDS AND DISTRIBUTIONS

Each Fund distributes its income quarterly. Each Fund makes distributions of capital gains, if any, at least annually. Dividends are paid in the form of additional shares.

SIMPLY SPEAKING ...

THE "RECORD DATE"

If you own Fund shares on a Fund's record date, you will be entitled to receive the distribution.

TAXES

PLEASE CONSULT YOUR TAX ADVISER REGARDING YOUR SPECIFIC QUESTIONS ABOUT FEDERAL, STATE AND LOCAL INCOME TAXES. Below we have summarized some important tax issues that affect the Funds and their insurance company shareholders. This summary is based on current tax laws, which may change. For more information about the tax consequences of an investment in an insurance contract, see the attached Contract prospectus.

The Funds expect that they will not have to pay income taxes if they distribute all of their income gains. Net income and realized capital gains that the Funds distribute are not currently taxable when left to accumulate within a variable annuity or variable life insurance contract. For information on federal income taxation of a life insurance company with respect to its receipt of distributions from the Funds and federal income taxation of owners of variable annuity or variable life insurance contracts, refer to the Contract prospectus.

MORE INFORMATION ABOUT TAXES IS IN OUR SAI.

                           STI CLASSIC VARIABLE TRUST

INVESTMENT ADVISER

Trusco Capital Management, Inc.

DISTRIBUTOR

SEI Investments Distribution Co.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP

More information about the Funds are available without charge through the following:

STATEMENT OF ADDITIONAL INFORMATION (SAI)


Our SAI dated January 1, 2000, includes detailed information about the STI Classic Variable Trust. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS


These reports list each Fund's holdings and contain information from the Fund's managers about strategies and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

TO OBTAIN AN SAI, ANNUAL OR SEMI-ANNUAL REPORT, OR MORE INFORMATION:

BY TELEPHONE:  Call 1-800-874-4770

BY MAIL:  Write to us
c/o SEI Investments Distribution Co.
Oaks, Pennsylvania 19456

BY INTERNET:  HTTP://WWW.SUNTRUST.COM

FROM THE SEC: You can also obtain documents, and other information about the STI Classic Variable Trust, from the SEC's website ("http://www.sec.gov"). You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information call 1-800-SEC-0330). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-6009. The Funds' Investment Company Act registration number is 811-09032.

                           STI CLASSIC VARIABLE TRUST

                             GROWTH AND INCOME FUND

                            QUALITY GROWTH STOCK FUND

                               INVESTMENT ADVISER:

                         TRUSCO CAPITAL MANAGEMENT, INC.


This Statement of Additional Information is not a prospectus. It is intended to provide additional information regarding the activities and operations of the Growth and Income Fund and the Quality Growth Stock Fund (the "Funds") and should be read in conjunction with the Fund's prospectus dated January 1, 2000. Prospectuses may be obtained through the Distributor, SEI Investments Distribution Co., Oaks, Pennsylvania 19456.

                                TABLE OF CONTENTS
                                                                            PAGE

THE TRUST....................................................................B-2
DESCRIPTION OF PERMITTED INVESTMENTS.........................................B-2
INVESTMENT LIMITATIONS......................................................B-14
THE INVESTMENT ADVISER......................................................B-16
THE ADMINISTRATOR...........................................................B-16
THE DISTRIBUTOR.............................................................B-17
THE CUSTODIAN...............................................................B-17
INDEPENDENT PUBLIC ACCOUNTANTS..............................................B-17
LEGAL COUNSEL...............................................................B-17
TRUSTEES AND OFFICERS OF THE TRUST..........................................B-17
COMPUTATION OF YIELD........................................................B-20
CALCULATION OF TOTAL RETURN.................................................B-21
PURCHASE AND REDEMPTION OF SHARES...........................................B-21
NET ASSET VALUE--PRICING OF PORTFOLIO SECURITIES............................B-22
TAXES.......................................................................B-22
FUND TRANSACTIONS...........................................................B-24
TRADING PRACTICES AND BROKERAGE.............................................B-24
DESCRIPTION OF SHARES.......................................................B-26
SHAREHOLDER LIABILITY.......................................................B-26
LIMITATION OF TRUSTEES' LIABILITY...........................................B-27



January 1, 2000

THE TRUST

STI Classic Variable Trust (the "Trust") is a diversified, open-end management investment company established under Massachusetts law as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Declaration of Trust permits the Trust to offer separate series ("Funds") of units of beneficial interest ("shares"). Each share of each Fund represents an equal proportionate interest in that portfolio. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies of various life insurance companies. This Statement of Additional Information relates to the Growth and Income Fund and Quality Growth Stock Fund. These series are collectively referred to herein as the "Funds."

DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS (ADRS), EUROPEAN DEPOSITARY RECEIPTS (EDRS) AND GLOBAL DEPOSITORY RECEIPTS (GDRS)

ADRs, EDRs, and GDRs are securities, typically issued by a U.S. financial institution or a non-U.S. financial institution in the case of an EDR or GDR (a "depositary"). The institution has ownership interests in a security, or a pool of securities, issued by a foreign issuer and deposited with the depositary. ADRs, EDRs and GDRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary. An unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

ASSET-BACKED SECURITIES

Asset-backed securities include company receivables, truck and auto loans, leases, and credit card receivables. These issues may be traded over-the-counter and typically have a short-intermediate maturity structure depending on the paydown characteristics of the underlying financial assets which are passed through to the security holder.

BANKERS' ACCEPTANCES

Bankers' acceptances are bills of exchange or time drafts drawn on and accepted by a commercial bank. Bankers' acceptances are used by corporations to finance the shipment and storage of goods. Maturities are generally six months or less.

BANK OBLIGATIONS

Bank obligations are short-term obligations issued by U.S. and foreign banks, including bankers' acceptances, certificates of deposit, custodial receipts, and time deposits. Eurodollar and Yankee Bank

Obligations are U.S. dollar-denominated certificates of deposit or time deposits issued outside the U.S. by foreign branches of U.S. banks or by foreign banks.

CERTIFICATES OF DEPOSIT

Certificates of deposit are interest bearing instruments with a specific maturity. They are issued by banks and savings and loan institutions in exchange for the deposit of funds and normally can be traded in the secondary market prior to maturity. Certificates of deposit with penalties for early withdrawal will be considered illiquid.

COMMERCIAL PAPER

Commercial paper is a term used to describe unsecured short-term promissory notes issued by banks, municipalities, corporations and other entities. Maturities on these issues vary from a few to 270 days.

COMMON AND PREFERRED STOCKS

Common and preferred stocks represent units of ownership in a corporation. Owners of common stock typically are entitled to vote on important matters. Owners of preferred stock ordinarily do not have voting rights, but are entitled to dividends at a specified rate. Preferred stock has a prior claim to common stockholders with respect to dividends.

CONVERTIBLE SECURITIES

Convertible securities are securities issued by corporations that are exchangeable for a set number of another security at a prestated price. The market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call option provisions.

CUSTODIAL RECEIPTS

The custodian arranges for the issuance of the certificates or receipts evidencing ownership and maintains the register. Receipts include Treasury Receipts ("TRs"), Treasury Investment Growth Receipts ("TIGRs"), and Certificates of Accrual on Treasury Securities ("CATS"). TRs, TIGRs and CATS are sold as zero coupon securities.

DEBT SECURITIES

Debt securities represent money borrowed that obligates the issuer (E.G., a corporation, municipality, government, government agency) to repay the borrowed amount at maturity (when the obligation is due and payable) and usually to pay the holder interest at specific times (E.G., bonds, notes, debentures).

DOLLAR ROLLS

Dollar rolls are transactions in which securities are sold for delivery in the current month and the seller contracts to repurchase substantially similar securities on a specified future date. Any difference between the sale price and the purchase price (plus interest earned on the cash proceeds of the sale) is applied against the past interest income on the securities sold to arrive at an implied borrowing rate.

Dollar rolls may be renewed prior to cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security.

If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to repurchase the security may be restricted. Other risks involved in entering into dollar rolls include the risk that the value of the security may change adversely over the term of the dollar roll and that the security the Fund is required to repurchase may be worth less than the security that the Fund originally held. To avoid any leveraging concerns, the Fund will place U.S. Government or other liquid, high grade assets in a segregated account in an amount sufficient to cover its repurchase obligation.

HEDGING TECHNIQUES

Hedging in an investment strategy designed to offset investment risks. Hedging activities include, among other things, the use of options and futures. There are risks associated with hedging activities, including: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets, and movements in interest rates;
(2) there may be an imperfect or no correlation between the changes in market value of the securities held by a Fund and the prices of futures and option on futures; (3) there may not be a liquid secondary market for a futures contract or option; and (4) trading restrictions or limitations may be imposed by an exchange, and government regulations may restrict trading in futures contracts and options.

FOREIGN INVESTMENTS

Foreign investments include equity securities of foreign entities, obligations of foreign branches of U.S. banks and of foreign banks, including, without limitation, European Certificates of Deposit, European Time Deposits, European Bankers' Acceptances, Canadian Time Deposits and Yankee Certificates of Deposit, and investments in Canadian Commercial Paper, foreign securities, and American Depositary Receipts (ADRs). These instruments may subject the Fund to investment risks that differ in some respects from those related to investments in obligations of U.S. domestic issuers. Such risks include future adverse political and economic developments, the possible imposition of withholding taxes on interest or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those respecting domestic issuers of similar securities or obligations. Foreign branches of

U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks.

By investing in foreign securities, a Fund attempts to take advantage of differences between both economic trends and the performance of securities markets in the various countries, regions and geographic areas as prescribed by the Fund's investment objective and policies. During certain periods the investment return on securities in some or all countries may exceed the return on similar investments in the United States, while at other times the investment return may be less than that on similar U.S. securities. Shares of a Fund that invests in foreign securities, when included in appropriate amounts in a portfolio otherwise consisting of domestic securities, may provide a source of increased diversification. Each Fund seeks increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. The international investments of the Fund may reduce the effect that events in any one country or geographic area will have on its investment holdings. Of course, negative movement by a Fund's investments in one foreign market represented in its portfolio may offset potential gains from a Fund's investments in another country's markets.

FUTURES CONTRACTS AND OPTIONS ON FUTURES

Although futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery. Closing out an open futures position is done by taking an opposite position ("buying" a contract which has previously been "sold" or "selling" a contract previously "purchased") in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract is bought or sold.

Futures traders are required to make a good faith margin deposit in cash or government securities with or for the account of a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. Minimal initial margin requirements are established by the futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Deposit requirements on futures contracts customarily range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy the required margin, payment of additional "variation" margin will be required. Conversely, changes in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Funds expect to earn interest income on their margin deposits.

Traders in futures contracts and related options may be broadly classified as either "hedgers" or "speculators." Hedgers use the futures markets primarily to offset unfavorable changes in the value of securities otherwise held or expected to be acquired for investment purposes. Speculators are less inclined to own the securities underlying the futures contracts which they trade, and use futures contracts with the expectation of realizing profits from fluctuations in the prices of underlying securities. The Funds intend to use futures contracts and related options only for bona fide hedging purposes.

Regulations of the Commodity Futures Trading Commission applicable to the Funds require that the futures transactions and related options constitute bona fide hedging transactions, except that the International Equity Fund may enter into such transactions for other than bona fide hedging purposes if the aggregate initial margin and premiums required to establish such positions do not exceed five percent of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. The Funds will only sell futures contracts to protect securities they own against price declines or purchase contracts to protect against an increase in the price of securities they intend to purchase. As evidence of this hedging interest, each Fund expects that approximately 75% of its futures contract purchases will be "completed," that is, equivalent amounts of related securities will have been purchased or are being purchased by the Fund upon sale of open futures contracts.

Although techniques other than the sale and purchase of futures contracts and options on futures contracts could be used to control the Funds' exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While the Funds will incur commission expenses in both opening and closing out futures positions, these costs are lower than transaction costs incurred in the purchase and sale of the underlying securities.

RISK FACTORS IN FUTURES TRANSACTIONS

Positions in futures contracts may be closed out only on an exchange which provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Funds may be required to make delivery of the instruments underlying futures contracts they hold. The inability to close options and futures positions also could have an adverse impact on the ability to effectively hedge it.

The Funds will minimize the risk that they will be unable to close out a futures contract by entering into futures contracts only if they are traded on national futures exchanges and for which there appears to be a liquid secondary market.

The risk of loss in trading futures contracts can be substantial, due both to the low margin deposits required and the extremely high degree of leverage involved in futures pricing. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss (or gain) to a Fund. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the contract. However, because the Funds will be engaged in futures transactions only for hedging purposes, the Adviser does not believe that the Funds will generally be subject to the risks of loss frequently associated with futures transactions. The Funds presumably would have sustained comparable losses if, instead of the futures contract, they had invested in the underlying financial instrument and sold it after the decline. The risk of loss from the purchase of options is less as compared with the purchase or sale of futures contracts because the maximum amount at risk is the premium paid for the option.

Utilization of futures transactions by the Funds does involve the risk of imperfect or no correlation where the securities underlying futures contracts have different maturities than the fund securities being hedged. It is also possible that the Funds could both lose money on futures contracts and experience a decline in value of its fund securities. There is also the risk of loss by the Funds of margin deposits in the event of the bankruptcy of a broker with whom the Funds have an open position in a futures contract or related option.

Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses.

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven days at approximately the price at which they are being carried on a Fund's books.

INVESTMENT GRADE OBLIGATIONS

Investment grade obligations are debt obligations rated BBB by S&P or Baa by Moody's, or their unrated equivalents. These securities are deemed to have speculative characteristics.

LOAN PARTICIPATIONS

Loan participations are interest in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks. In a loan participation, the borrower corporation is the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation, a loan participation is subject to the credit risks associated with the underlying corporate borrower.

In the event of bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by the borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses, and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of the borrower. Under the terms of a Loan Participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

The secondary market for loan participations is limited and any such participation purchased by the Fund may be regarded as illiquid.

INVESTMENT COMPANY SHARES

Investment companies typically incur fees that are separate from those fees incurred directly by a Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that Investors would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees.

MORTGAGE-BACKED SECURITIES

Mortgage-backed securities are securities issued or guaranteed by U.S. Government agencies or instrumentalities such as GNMA, Fannie Mae, and FHLMC. Obligations of GNMA are backed by the full faith and credit of the United States Government. Obligations of Fannie Mae and FHLMC are not backed by the full faith and credit of the United States Government but are considered to be of high quality since they are considered to be instrumentalities of the United States. The market value and interest yield of these mortgage-backed securities can vary due to market interest rate fluctuations and early prepayments of underlying mortgages. These securities represent ownership in a pool of federally insured mortgage loans with a maximum maturity of 30 years. However, due to scheduled and unscheduled principal payments on the underlying loans, these securities have a shorter average maturity and, therefore, less principal volatility than a comparable 30-year bond. Since prepayment rates vary widely, it is not possible to accurately predict the average maturity of a particular mortgage-backed security. The scheduled monthly interest and principal payments relating to mortgages in the pool will be "passed through" to investors. Government mortgage-backed securities differ from conventional bonds in that principal is paid back to the certificate holders over the life of the loan rather than at maturity. As a result, there will be monthly scheduled payments of principal and interest. In addition, there may be unscheduled principal payments representing prepayments on the underlying mortgages. Although these securities may offer yields higher than those available from other types of U.S. Government securities, mortgage-backed securities may be less effective than other types of securities as a means of "locking in" attractive long-term rates because of the prepayment feature. For instance, when interest rates decline, the value of these securities likely will not rise as much as comparable debt securities due to the prepayment feature. In addition, these prepayments can cause the price of a mortgage-backed security originally purchased at a premium to decline in price to its par value, which may result in a loss.

DETERMINING MATURITIES OF MORTGAGE-BACKED SECURITIES

Due to prepayments of the underlying mortgage instruments, mortgage-backed securities do not have a known actual maturity. In the absence of a known maturity, market participants generally refer to an estimated average life. The Adviser believes that the estimated average life is the most appropriate measure of the maturity of a mortgage-backed security. Accordingly, in order to determine whether such security is a permissible investment for the Funds, it will be deemed to have a remaining maturity equal to its average life as estimated by the Adviser. An average life estimate is a function of an assumption regarding anticipated prepayment patterns. The assumption is based upon current interest rates, current conditions in the relevant housing markets and other factors. The assumption is necessarily subjective, and thus different market participants could produce somewhat different average life estimates with regard to the same security. There can be no assurance that the average life as estimated by the Adviser will be the actual average life.

OBLIGATIONS OF SUPRANATIONAL AGENCIES

Obligations of supranational agencies include those issued or guaranteed by the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Coal and Steel Community, European Economic Community, European Investment Bank and Nordic Investment Bank.

OPTIONS

A Fund may write call options on a covered basis only, and will not engage in option writing strategies for speculative purposes. A call option gives the purchaser of such option the right to buy, and the writer, in this case the Fund, the obligation to sell the underlying security at the exercise price during the option period. The advantage to a Fund of writing covered calls is that the Fund receives a premium which is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold requiring the writer to deliver the underlying security against payment of the exercise price. This obligation is terminated upon the expiration of the option period or at such earlier time in which the writer effects a closing purchase transaction. A closing purchase transaction is one in which a Fund, when obligated as a writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written.

A closing purchase transaction cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable a Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. A Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a decline in the market value of the underlying security.

If a call option expires unexercised, a Fund will realize a short-term capital gain in the amount of the premium on the option, less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period. If a call option is exercised, a Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security, and the proceeds of the sale of the security plus the amount of the premium on the option, less the commission paid.

The market value of a call option generally reflects the market price of an underlying security. Other principal factors affecting market value include supply and demand, interest rates, the price volatility of the underlying security and the time remaining until the expiration date.

The Funds will write call options only on a covered basis, which means that a Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, a Fund would be required to continue to hold a security which it might otherwise wish to sell, or deliver a security it would want to hold. Options written by a Fund will normally have expiration dates between one and nine months from the date written. The exercise price of a call option may be below, equal to or above the current market value of the underlying security at the time the option is written.

OTHER INVESTMENTS

The Trust is not prohibited from investing in obligations of banks which are clients of SEI Investments Company ("SEI Investments"), the parent company of the Administrator and the Distributor. However, the purchase of shares of the Trust by such banks or by their customers will not be a consideration in determining which bank obligations the Trust will purchase. The Trust will not purchase obligations issued by the Adviser.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective.

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a person (E.G., a Fund) obtains a security and simultaneously commits to return the security to the seller (a primary securities dealer as recognized by the Federal Reserve Bank of New York or a national member bank as defined in Section 3(d)(1) of the Federal Deposit Insurance Act, as amended) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, a Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if a Fund is treated as an unsecured creditor and required to return the underlying security to the seller's estate.

RESTRICTED SECURITIES

Restricted Securities are securities that may not be sold to the public without registration under the Securities Act of 1933 (the "1933 Act") absent an exemption from registration. Permitted investments for the Fund include Restricted Securities, and the Fund may invest up to 15% of its net assets in illiquid securities, subject to the Fund's investment limitations on the purchase of illiquid securities. Restricted Securities, including securities eligible for re-sale under Rule 144A of the 1933 Act, that are determined to be liquid are not subject to this limitation. This determination is to be made by the Fund's Adviser pursuant to guidelines adopted by the Board of Trustees. Under these guidelines, the Adviser will consider the frequency of trades and quotes for the security, the number of dealers in, and potential purchasers for, the securities, dealer undertakings to make a market in the security, and the nature of the security and of the marketplace trades. In purchasing such Restricted Securities, the Adviser intends to purchase securities that are exempt from registration under Rule 144A of the 1933 Act.

SECURITIES LENDING

Each Fund may lend securities pursuant to agreements which require that the loans be continuously secured by collateral at all times equal to 100% of the market value of the loaned securities which consists of: cash, securities of the U.S. Government or its agencies, or any combination of cash and such securities. Such loans will not be made if, as a result, the aggregate amount of all outstanding securities loans for a Fund exceed one-third of the value of the Fund's total assets taken at fair market value. A Fund will continue to receive interest on the securities lent while simultaneously earning interest on the investment of the cash collateral in U.S. Government securities. However, a Fund will normally pay lending fees to such broker-dealers and related expenses from the interest earned on invested collateral. There may be risks of delay in receiving additional collateral or risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Adviser to be of good standing and when, in the judgment of the Adviser, the consideration which can be earned currently from such securities loans justifies the attendant risk. Any loan may be terminated by either party upon reasonable notice to the other party. The Funds may use the Distributor or a broker-dealer affiliate of the Adviser as a broker in these transactions.

SHORT-TERM OBLIGATIONS

Short-term obligations are debt obligations maturing (becoming payable) in 397 days or less, including commercial paper and short-term corporate obligations. Short-term corporate obligations are short-term obligations issued by corporations.

STANDBY COMMITMENTS AND PUTS

The purpose of engaging in transactions involving puts is to maintain flexibility and liquidity to permit a Fund to meet redemptions and remain as fully invested as possible in debt securities. The right to put securities depends on the writer's ability to pay for the securities at the time the put is exercised. Put transactions by the Funds are generally limited to institutions which the Adviser believes present minimal credit risks, and the Adviser would use its best efforts to initially determine and continue to monitor the financial strength of the sellers of the options by evaluating their financial statements and such other information as is available in the marketplace. It may, however be difficult to monitor the financial strength of the writers because adequate current financial information may not be available. In the event that any writer is unable to honor a put for financial reasons, a Fund would be a general creditor (I.E., on a parity with all other unsecured creditors) of the writer. Furthermore, particular provisions of the contract between a Fund and the writer may excuse the writer from repurchasing the securities; for example, a change in the published rating of the underlying securities or any similar event that has an adverse effect on the issuer's credit or a provision in the contract that the put will not be exercised except in certain special cases, for example, to maintain portfolio liquidity. A Fund could, however, at any time sell the underlying portfolio security in the open market or wait until the portfolio security matures, at which time it should realize the full par value of the security.

The securities purchased subject to a put, may be sold to third persons at any time, even though the put is outstanding, but the put itself, unless it is an integral part of the security as originally issued, may not be marketable or otherwise assignable. Therefore, the put would have value only to a Fund. Sale of the securities to third parties or lapse of time with the put unexercised may terminate the right to put the securities. Prior to the expiration of any put option, a Fund could seek to negotiate terms for the extension of such an option. If such a renewal cannot be negotiated on terms satisfactory to a Fund, the Fund could, of course, sell the portfolio security. The maturity of the underlying security will generally be different from that of the put. There will be no limit to the percentage of portfolio securities that a Fund may purchase subject to a standby commitment or put, but the amount paid directly or indirectly for all standby commitments or puts which are not integral parts of the security as originally issued held in a Fund will not exceed 1/2 of 1% of the value of the total assets of such Fund calculated immediately after any such put is acquired.

STRIPS

Separately Traded Interest and Principal Securities ("STRIPS") which are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The Adviser will purchase only

STRIPS that it determines are liquid or, if illiquid, do not violate a Fund's investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of a Fund's assets that may be comprised of STRIPS, the Adviser will monitor the level of such holdings to avoid the risk of impairing investors' redemption rights and of deviations in the value of the shares of the Funds.

U.S. GOVERNMENT AGENCY SECURITIES

Agencies of the United States Government which issue U.S. Government Agency Securities consist of, among others, the Export Import Bank of the United States, Farmers Home Administration, Federal Farm Credit Bank, Federal Housing Administration, Government National Mortgage Association ("GNMA"), Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. Obligations of instrumentalities of the United States Government include securities issued by, among others, Federal Home Loan Banks, Federal Home Loan Mortgage Corporation ("FHLMC"), Federal Intermediate Credit Banks, Federal Land Banks, Fannie Mae and the United States Postal Service as well as government trust certificates. Some of these securities are supported by the full faith and credit of the United States Treasury (E.G., GNMA), others are supported by the right of the issuer to borrow from the Treasury and still others are supported only by the credit of the instrumentality (E.G., Fannie
Mae). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might not be a market and thus no means of realizing the value of the obligation prior to maturity.

VARIABLE RATE MASTER DEMAND NOTES

Variable rate master demand notes may or may not be backed by bank letters of credit. These notes permit the investment of fluctuating amounts at varying market rates of interest pursuant to direct arrangements between the Fund, as lender, and the borrower. Such notes provide that the interest rate on the amount outstanding varies on a daily, weekly or monthly basis depending upon a stated short-term interest rate index. Both the lender and the borrower have the right to reduce the amount of outstanding indebtedness at any time. There is no secondary market for the notes and it is not generally contemplated that such instruments will be traded. The quality of the note or the underlying credit must, in the opinion of the Adviser, be equivalent to the ratings applicable to permitted investments for a Fund. The Adviser will monitor on an ongoing basis the earning power, cash flow and liquidity ratios of the issuers of such instruments and will similarly monitor the ability of an issuer of a demand instrument to pay principal and interest on demand.

WHEN-ISSUED SECURITIES

For securities purchased on a when-issued basis, delivery and payment normally take place within 45 days after the date of commitment to purchase. A Fund will only make commitments to purchase obligations on a when-issued basis with the intention of actually acquiring the securities, but may sell them before the settlement date. The when-issued securities are subject to market fluctuation, and no interest accrues on these securities to the purchaser during this period. The payment obligation and the interest rate that will be received on these securities are each fixed at the time the purchaser enters into the commitment. Purchasing when-issued securities entails leveraging and can involve a risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. In that case there could be an unrealized loss at the time of delivery.

Segregated accounts will be established with the Custodian, and the Funds will maintain cash or liquid securities in an amount at least equal in value to a Fund's commitments to purchase when-issued securities. If the value of these assets declines, a Fund will place additional liquid securities, in the account on a daily basis so that the value of the assets in the account is equal to the amount of such commitments.

ZERO COUPON OBLIGATIONS

Zero coupon obligations are debt obligations that do not bear any interest, but instead are issued at a deep discount from face value or par. The value of a zero coupon obligation increases over time to reflect the interest accumulated. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at face value or par and pay interest periodically.

Investors will receive written notification at least thirty days prior to any change in a Fund's investment objective. The phrase "principally invests" as used in the prospectus means that the Fund invests at least 65% of its assets in the securities as described in the sentence. Each tax-exempt fund invests at least 80% of its total assets in securities with income exempt from federal income and alternative minimum taxes.

INVESTMENT LIMITATIONS

The following are fundamental policies of each Fund and cannot be changed with respect to a Fund without the consent of the holders of a majority of a Fund's outstanding shares.

A Fund may not:

1.   Acquire more than 10% of the voting securities of any one issuer.

2.   Invest in companies for the purpose of exercising control.

3. Borrow money except for temporary or emergency purposes and then only in an amount not exceeding one-third of the value of total assets. Any borrowing will be done from a bank and, to the extent that such borrowing exceeds 5% of the value of the Fund's assets, asset coverage of at least 300% is required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter or such longer period as the Securities and Exchange Commission ("SEC") may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%. This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate heavy redemption requests if they should occur and is not for investment purposes. All borrowings in excess of 5% of the value of a Fund's total assets will be repaid before making additional investments and any interest paid on such borrowings will reduce income.

4. Make loans, except that (a) a Fund may purchase or hold debt instruments in accordance with its investment objective and policies; (b) a Fund may enter into repurchase agreements; and (c) the a Fund may engage in securities lending as described in the Prospectus and in this Statement of Additional Information.

5. Pledge, mortgage or hypothecate assets except to secure temporary borrowings permitted by (3) above in aggregate amounts not to exceed 10% of the Fund's total assets, taken at current value at the time of the incurrence of such loan, except as permitted with respect to securities lending.

6. Purchase or sell real estate, real estate limited partnership interests, commodities or commodities contracts. However, subject to its permitted investment spectrum, a Fund may purchase marketable securities issued by companies which own or invest in real estate, commodities or commodities contracts, and commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

7. Make short sales of securities, maintain a short position or purchase securities on margin, except that the Trust may obtain short-term credits as necessary for the clearance of security transactions.

8. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a security.

9. Purchase securities of other investment companies except for money market funds and CMOs and REMICs deemed to be investment companies unless as permitted by the Investment Company Act of 1940 (the "1940 Act") and the rules and regulations thereunder. Under these rules and regulations, a Fund is prohibited from acquiring the securities of other investment companies if, as a result of such acquisition, the Fund owns more than 3% of the total voting stock of the company; securities issued by any one investment company represent more than 5% of the total assets of a Fund; or securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund.

10. Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL POLICY

No Fund may purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

With the exception of the limitations on liquidity standards, the foregoing percentages will apply at the time of the purchase of a security and shall not be considered violated unless an excess occurs or exists immediately after and as a result of a purchase of such security.

THE INVESTMENT ADVISER

The Trust and Trusco Capital Management, Inc. (the "Adviser") have entered into an advisory agreement with the Trust (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Trust or its Investors by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Advisory Agreement provides that if, for any fiscal year, the ratio of expenses of any Fund (including amounts payable to the Adviser but excluding interest, taxes, brokerage, litigation, and other extraordinary expenses) exceeds limitations established by certain states, the Adviser and/or the Administrator will bear the amount of such excess. The Adviser will not be required to bear expenses of the Trust to an extent which would result in a Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code.

The continuance of the Advisory Agreement, after the first two years, must be specifically approved at least annually (i) by the vote of the Trustees, and
(ii) by the vote of a majority of the Trustees who are not parties to the Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Trustees of the Trust or, with respect to the Funds, by a majority of the outstanding shares of the Funds, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Trust.

THE ADMINISTRATOR

The Trust and SEI Investments Mutual Funds Services (the "Administrator") are parties to an Administration Agreement (the "Administration Agreement") dated August 18, 1995. The Administration Agreement provides that the Administrator shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which the Administration Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Administrator in the performance of its duties or from reckless disregard by it of its duties and obligations thereunder. The Administration Agreement shall remain in effect for a period of five years after the date of the Agreement and shall continue in effect for successive periods of two years subject to review at least annually by the Trustees of the Trust unless terminated by either party on not less than 90 days' written notice.

The Administrator, a Delaware business trust, has its principal business offices at Oaks, Pennsylvania 19456. SEI Investments Management Corporation ("SIMC"), a wholly-owned subsidiary of SEI Investments Company ("SEI"), is the owner of all beneficial interest in the Administrator. SEI Investments and its subsidiaries and affiliates, including the Administrator, are leading providers of funds evaluation services, trust accounting systems, and brokerage and information services to financial institutions, institutional investors, and money managers. The Administrator and its affiliates also serve as administrator or sub-administrator to the following other mutual funds: The Achievement Funds Trust, The Advisors' Inner Circle Fund, Alpha Select Funds, Amerindo Funds, Inc., The Arbor Fund,

ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND, The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage Fund, The PBHG Funds, Inc., PBHG Insurance Series Fund, Inc., The Pillar Funds, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional International Trust, SEI Institutional International Investments Trust, SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust, STI Classic Funds, TIP Funds and UAM Funds, Inc. II.

For its administrative services, the Administrator is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of: .12% of the first $1 billion of average aggregate net assets, .09% on the next $4 billion of average aggregate net assets, .07% of the next $3 billion of average aggregate net assets, .065% of the next $2 billion of average aggregate net assets, and .06% thereafter.

THE DISTRIBUTOR

SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments distributes the Trust's Shares to the separate accounts, which purchase and redeem these shares at the net asset value without sales or redemption charges.

The Trust reserves the right to reject a purchase order when the Trust determines that it is not in the best interest of the Trust to accept such order.

With respect to the Trust, the Distributor may, from time to time and at its own expense, provide promotional incentives, in the form of cash or other compensation, to financial institutions whose representatives have sold or are expected to sell significant amounts of these Funds.

THE CUSTODIAN

SunTrust Bank, Atlanta, 303 Peachtree Street N.E., 14th Floor, Atlanta, GA 30308 serves as the custodian for the all of the Funds.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP serves as independent public accountants for the Funds.

LEGAL COUNSEL

Morgan, Lewis & Bockius LLP serves as legal counsel to the Funds.

TRUSTEES AND OFFICERS OF THE TRUST

The Trustees supervise the management and affairs of the Trust. The Trustees have approved contracts with certain companies that provide the Trust with essential management services. The Trustees and Executive Officers of the Trust, their respective dates of birth, and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The business address of each Trustee and each Executive Officer is SEI Investments Company, Oaks, Pennsylvania 19456. Certain officers of the Trust also serve as officers of some or all of the following: The Achievement Funds Trust, The Advisors' Inner Circle Fund,
Alpha Select Funds, The Arbor Fund, ARK Funds, Armada Funds, Bishop Street Funds, Boston 1784 Funds-Registered Trademark-, CNI Charter Funds, CUFUND,
The Expedition Funds, First American Funds, Inc., First American Investment Funds, Inc., First American Strategy Funds, Inc., HighMark Funds, Huntington Funds, The Nevis Fund, Inc., Oak Associates Funds, The Parkstone Advantage
Fund, The Pillar Funds, The PBHG Funds, Inc., PBHG Insurance Series Fund,
Inc., SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds,
SEI Institutional International Trust, SEI Institutional Investments Trust,
SEI Institutional Managed Trust, SEI Liquid Asset Trust, SEI Tax Exempt
Trust, STI Classic Funds, and TIP Funds, each of which is an open-end management investment company managed by SEI Investments Mutual Funds
Services or its affiliates and distributed by SEI Investments Distribution
Co. 19456.

DANIEL S. GOODRUM (7/11/26) - Trustee* - Chairman & CEO, SunBank/South Florida, N.A., 1985- 1991; Chairman, Audit Committee and Director, Holy Cross Hospital; Executive Committee Member and Director, Honda Classic Foundation; Director, Broward Community College Foundation.

WILTON LOONEY (4/18/19) - Trustee* - President, Genuine Parts Company, 1961-1964; Chairman of the Board, 1964-1990; Honorary Chairman of the Board, 1990 to present. Director, Rolling, Inc.; Director, RPC Energy Services, Inc.

CHAMPNEY A. MCNAIR (10/30/24) - Trustee* - Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Life and Health Insurance Company; Director and Chairman of Investment Committee and member of Executive Committee, Cotton States Mutual Insurance Company; Chairman, Trust Company of Georgia Advisory Council.

F. WENDELL GOOCH (12/3/32) - Trustee - President, Orange County Publishing Co., Inc., since October 1981. Publisher of the Paoli News and the Paoli Republican and Editor of the Paoli Republican since January, 1981. President, H & W Distribution, Inc. since July 1984. Current Trustee on the Board of Trustees for the SEI Family of Funds and The Capitol Mutual Funds. Executive Vice President, Trust Department, Harris Trust and Savings Bank and Chairman of the Board of Directors of The Harris Trust Company of Arizona before January 1981. Trustee, SEI Asset Allocation Trust, SEI Daily Income Trust, SEI Index Funds, SEI Institutional Investments Trust, SEI Institutional Managed Trust, SEI International Trust, SEI Liquid Asset Trust, SEI Tax Exempt Trust and STI Classic Funds.

T. GORDY GERMANY (11/28/25) - Trustee - Retired President, Chairman, and CEO of Crawford & Company; held these positions, 1973-1987; member of the Board of Directors, 1970-1990, joined company in 1948; spent entire career at Crawford, currently serves on Boards of Norrell Corporation and Mercy Health Services, the latter being the holding company of St. Joseph's Hospitals.

DR. BERNARD F. SLIGER (9/30/24) - Trustee - Currently on sabbatical leave from Florida State University (1991-92); now serves as visiting professor at the University of New Orleans. President of Florida State University, 1976-91; previous 4 years EVP and Chief Academic Officer; during educational career, taught at Florida State, Michigan State, Louisiana State and Southern University;

spent 19 years as faculty member and administrator at Louisiana State University and served as Head of Economics Department, member and Chairman of the Graduate Council, Dean of Academic Affairs and Vice Chancellor. Member of Board of Directors of Federal Reserve Bank of Atlanta, 1983-1988.

JONATHAN T. WALTON (3/28/30) - Trustee - Retired. Executive Vice President, NBD Bank, N.A. and NBD Bancorp, October 1956 to March 1995. Trustee, W.K. Kellogg Trust.

WILLIAM H. CAMMACK (11/24/29) - Trustee* - Chairman & Director, SunTrust Equitable Securities Corporation, January 1998-present. Chairman and CEO, Equitable Asset Management, Inc., December 1993-present. Chairman and CEO, Equitable Trust Company, June 1991-present. Chairman, Equitable Securities Corporation, July 1972-January 1998.

MARK NAGLE (10/20/59) - President, Controller, Treasurer and Chief Financial Officer - President of the Administrator and Senior Vice President of SEI Investments Mutual Funds Services Operations Group since 1998. Vice President of the Administrator and Vice President of Fund Accounting and Administration of SEI Investments Mutual Funds Services, 1996-1998. Vice President of the Distributor since December 1997. Senior Vice President, Fund Administration, BISYS Fund Services, September 1995-November 1996. Senior Vice President and Site Manager, Fidelity Investments 1981- September 1995.

LINDA GAVALIS (6/5/64) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Assistant General Counsel and Director of Arbitration, Philadelphia Stock Exchange, 1989-1998.

KATHY HEILIG (12/21/58) - Vice President and Assistant Secretary - Treasurer of SEI Investments Company since 1997. Assistant Controller of SEI Investments Company since 1995. Vice President of SEI Investments Company since 1991.

JAMES R. FOGGO (DOB 02/14/66) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of SEI Investments since 1998. Vice President and Assistant Secretary of the Administrator and the Distributor since May 1999. Associate, Paul Weiss, Rifkind, Wharton & Garrison (law firm), 1998. Associate, Baker & McKenzie (law firm), 1995-1998. Associate, Battle Fowler L.L.P. (law firm), 1993-1995.

LYNDA J. STRIEGEL (10/30/48) - Vice President and Assistant Secretary - Vice President and Assistant Secretary of the Administrator and the Distributor since 1998. Senior Asset Management Counsel, Barnett Banks, Inc., 1997-1998. Partner, Groom and Nordberg, Chartered, 1996-1997. Associate General Counsel, Riggs Bank, N.A., 1991-1995.

KEVIN P. ROBINS (4/15/61) - Vice President, Assistant Secretary - Senior Vice President & General Counsel of SEI, the Administrator and the Distributor since 1994.

RICHARD W. GRANT (10/25/45) - Secretary -1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm); Counsel to the Trust, Administrator and Distributor, since 1989.

JOHN H. GRADY, JR. (6/1/61) - Assistant Secretary - 1701 Market Street, Philadelphia, Pennsylvania 19103. Partner, Morgan, Lewis & Bockius LLP (law firm) since 1995, counsel to the Trust, Administrator and Distributor.

-----------------

* Messrs. Looney, Goodrum, McNair, and Cammack may be deemed to be "interested persons" of the Trust as defined in the Investment Company Act of 1940.

The Trustees and officers of the Trust own, in the aggregate, less than 1% of the outstanding shares of the Trust.

For the fiscal year ended December 31, 1998, the Trust paid the following amounts of the Trustees and Officers of the Trust:

                                                              PENSION OR
                                                               RETIREMENT
                                          AGGREGATE             BENEFITS            ESTIMATED            TOTAL COMPENSATION FROM
                                        COMPENSATION           ACCRUED AS             ANNUAL               REGISTRANT AND FUND
          NAME OF PERSON               FROM REGISTRANT        PART OF FUND        BENEFITS UPON         COMPLEX PAID TO DIRECTORS
           AND POSITION                  FOR FYE 98             EXPENSES            RETIREMENT                  FOR FYE 98

William H. Cammack, Trustee                  $0                     $0                  $0           $ 0 for services on 2 boards

T. Gordy Germany, Trustee                  $17,500                  $0                  $0           $17,500 for services on 2
                                                                                                     boards

F. Wendell Gooch, Trustee                  $17,500                  $0                  $0           $17,500 for services on 2
                                                                                                     boards

Daniel S. Goodrum, Trustee                 $16,000                  $0                  $0           $16,000 for services on 2
                                                                                                     boards

Wilton Looney, Trustee                     $19,000                  $0                  $0           $19,000 for services on 2
                                                                                                     boards

Champney McNair, Trustee                   $16,000                  $0                  $0           $16,000 for services on 2
                                                                                                     boards

Bernard F. Sliger, Trustee                 $17,500                  $0                  $0           $17,500 for services on 2
                                                                                                     boards

Jonathan T. Walton, Trustee                $10,500                  $0                  $0           $10,500 for services on 2
                                                                                                     boards


COMPUTATION OF YIELD

A Fund may advertise yield. These figures will be based on historical earnings and are not intended to indicate future performance. The yield of a Fund refers to the annualized income generated by an investment in such Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that period is generated over a one year period and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

                           6
     Yield = 2[(a-b/cd + 1) - 1], where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

Actual yield will depend on such variables as asset quality, average asset maturity, the type of instruments in which a Fund invests, changes in interest rates on money market instruments, changes in the expenses of the Fund and other factors.

CALCULATION OF TOTAL RETURN

From time to time, a Fund may advertise total return. The total return of a Fund refers to the average compounded rate of return to a hypothetical investment for designated time periods (including, but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula:

                 n
         P(1 + T) = ERV, where P = a hypothetical initial payment of $1,000; T
         = average annual total return; n = number of years; and ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the designated time period as of the end of such period.

PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions of shares of the Funds may be made on any day the New York Stock Exchange ("NYSE") is open for business. Currently, the NYSE is closed on the days the following holidays are observed: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

It is currently the Trust's policy to pay for all redemptions in cash. The Trust retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of readily marketable securities held by the Funds in lieu of cash. Investors may incur brokerage charges on the sale of any such securities so received in payment of redemptions. An Investor will at all times be entitled to aggregate cash redemptions from all Funds of the Trust during any 90-day period of up to the lesser of $250,000 or 1% of the Trust's net assets.

The Trust reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange ("NYSE") is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Trust also reserves the right to suspend sales of shares of a Fund for any period during which the NYSE, the Adviser, the Administrator and/or the Custodian are not open for business.

NET ASSET VALUE - PRICING OF PORTFOLIO SECURITIES

The net asset value per share of the Funds is determined at the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time), each business day the NYSE is open. Net asset value per share is calculated for purchases and redemptions of Shares of each Fund by dividing the value of total Fund assets, less liabilities (including Trust expenses, which are accrued daily), by the total number of Shares of that Fund outstanding. The net asset value per share of each Fund is determined each business day at the close of business.

The securities of the Funds are valued by the Administrator pursuant to valuations provided by an independent pricing service. The pricing service relies primarily on prices of actual market transactions as well as trader quotations. However, the service may also use a matrix system to determine valuations of fixed income securities, which system considers such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. The procedures of the pricing service and its valuations are reviewed by the officers of the Trust under the general supervision of the Trustees.

TAXES

The following is a summary of certain Federal income tax considerations generally affecting the Funds and their Investors. No attempt is made to present a detailed explanation of the Federal tax treatment of a Fund or its Investors, and the discussion here and in the Trust's prospectus is not intended as a substitute for careful tax planning. Further, this discussion does not address the tax considerations affecting any Contract Owner. Federal income tax considerations affecting such Owners is discussed in the prospectus and the statement of additional information for such Contract.

FEDERAL INCOME TAX

This discussion of Federal income tax considerations is based on the Internal Revenue Code, as amended (the "Code), and the regulations issued thereunder, in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions may change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

In order to qualify for treatment as a regulated investment company ("RIC") under the Code, the Funds must distribute annually to its Shareholders at least the sum of 90% of its net investment income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) (the "Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of a Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities, or certain other income, (ii) at the close of each quarter of a Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of a Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of a Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers engaged in same or similar businesses if a Fund owns at least 20% of the voting power of such issuers.

Notwithstanding the Distribution Requirement described above, which only requires a Fund to distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gains (the excess of net long-term capital gains over net short-term capital loss), a Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income for the on-year period ending on October 31 of that calendar year, plus certain other amounts. The Funds intend to make sufficient distributions prior to the end of each calendar year to avoid liability for the Federal excise tax applicable to regulated investment companies.

Any gain or loss recognized on a sale or redemption of Shares of a Fund by an Investor who is not a dealer in securities will generally be treated as a long-term capital gain or loss if the shares have been held for more than twelve months and otherwise will be generally treated as a short-term capital gain or loss. If shares on which a net capital gain distribution has been received are subsequently sold or redeemed and such shares have been held for six months or less, any loss recognized will be treated as a long-term capital loss to the extent of the long-term capital gain distributions.

STATE TAXES

A Fund is not liable for any income or franchise tax in Massachusetts if it qualifies as a RIC for federal income tax purposes. Distributions by the Funds to Investors and the ownership of shares may be subject to state and local taxes.

FOREIGN TAXES

Dividends and interests received by a Fund may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield on the Fund's stock or securities. Tax conventions between certain countries and the United States may reduce or eliminate these taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by foreign investors.

If a Fund meets the Distribution Requirement, and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stock or securities of foreign corporations, the Fund will be eligible to, and will, file an election with the Internal Revenue Service that will enable Shareholders, in effect, to receive the benefit of the foreign tax credit with respect to any foreign and U.S. possessions income taxes paid by the Fund. Pursuant to the election, the Fund will treat those taxes as dividends paid to its Shareholders. Each Shareholder will be required to include a proportionate share of those taxes in gross income as income received from a foreign source and must treat the amount so included as if the Shareholder had paid the foreign tax directly. The Shareholder may then either deduct the taxes deemed paid by him or her in computing his or her taxable income or, alternatively, use the foregoing information in calculating the foreign tax credit against the Shareholders' Federal income tax. In no event shall a Shareholder be allowed a foreign tax credit with respect to shares in the Fund if such shares are held by the Shareholder for 15 days or less during the 30-day period beginning on the date which is 15 days before the date on which such shares become ex-dividend with respect to such dividend. If a Fund makes the election, the Fund will report annually to its Shareholders the respective amounts per share of the Fund's income from sources within, and taxes paid to, foreign countries and U.S. possessions.

The Fund's transactions in foreign currencies and forward foreign currency contracts will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund (I.E., may effect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer Fund losses. These rules could therefore affect the character, amount and timing of distributions to Shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (I.E., treat them as if they were closed out) which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the 90% and 98% distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions, will make the appropriate tax elections, and will make the appropriate entries in the books and records when it acquires any foreign currency or forward foreign currency contract in order to mitigate the effect of these rules and prevent disqualification of the Fund as a RIC and minimize the imposition of income and excise taxes.

FUND TRANSACTIONS

The Trust has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Trustees, the Adviser is responsible for placing the orders to execute transactions for a Fund. In placing orders, it is the policy of the Trust to seek to obtain the best net results taking into account such factors as price (including the applicable dealer spread), the size, type and difficulty of the transaction involved, the firm's general execution and operational facilities, and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, the Trust will not necessarily be paying the lowest spread or commission available.

The money market securities in which the Funds invest are traded primarily in the over-the-counter market. Bonds and debentures are usually traded over-the-counter, but may be traded on an exchange. Where possible, the Adviser will deal directly with the dealers who make a market in the securities involved except in those circumstances where better prices and execution are available elsewhere. Such dealers usually are acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Money market securities are generally traded on a net basis and do not normally involve either brokerage commissions or transfer taxes. The cost of executing portfolio securities transactions of the Trust will primarily consist of dealer spreads and underwriting commissions.

TRADING PRACTICES AND BROKERAGE

The Trust selects brokers or dealers to execute transactions for the purchase or sale of portfolio securities on the basis of its judgment of their professional capability to provide the service. The primary consideration is to have brokers or dealers provide transactions at best price and execution for the Trust. Best price and execution includes many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order and other factors affecting the overall benefit obtained by the account on the transaction. The Trust's determination of what are reasonably competitive rates is based upon the professional knowledge of its trading department as to rates paid and charged for similar transactions throughout the securities industry. In some instances, the Trust pays a minimal share transaction cost when the transaction presents no difficulty. Some trades are made on a net basis where the Trust either buys securities directly from the dealer or sells them to the dealer. In these instances, there is no direct commission charged but there is a spread (the difference between the buy and sell price) which is the equivalent of a commission.

The Trust may allocate, out of all commission business generated by all of the funds and accounts under management by the Adviser, brokerage business to brokers or dealers who provide brokerage and research services. These research services include rendering advice, either directly or through publications or writings, about the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. Such services are used by the Adviser in connection with its investment decision-making process with respect to one or more funds and accounts managed by it, and may not be used exclusively with respect to the fund or account generating the brokerage.

As provided in the Securities Exchange Act of 1934 (the "1934 Act") higher commissions may be paid to broker-dealers who provide brokerage and research services than to broker-dealers who do not provide such services if such higher commissions are deemed reasonable in relation to the value of the brokerage and research services provided. Although transactions are directed to broker-dealers who provide such brokerage and research services, the Trust believes that the commissions paid to such broker-dealers are not, in general, higher than commissions that would be paid to broker-dealers not providing such services and that such commissions are reasonable in relation to the value of the brokerage and research services provided. In addition, portfolio transactions which generate commissions or their equivalent are directed to broker-dealers who provide daily portfolio pricing services to the Trust. Subject to best price and execution, commissions used for pricing may or may not be generated by the funds receiving the pricing service.

The Adviser may place a combined order for two or more accounts or funds engaged in the purchase or sale of the same security if, in its judgment, joint execution is in the best interest of each participant and will result in best price and execution. Transactions involving commingled orders are allocated in a manner deemed equitable to each account or fund. It is believed that the ability of the accounts to participate in volume transactions will generally be beneficial to the accounts and funds. Although it is recognized that, in some cases, the joint execution of orders could adversely affect the price or volume of the security that a particular account or the Funds may obtain, it is the opinion of the Adviser and the Trust's Board of Trustees that the advantages of combined orders outweigh the possible disadvantages of separate transactions.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc., and subject to seeking best price and execution, the Funds, at the request of the Distributor, give consideration to sales of shares of the Trust as a factor in the selection of brokers and dealers to execute Trust portfolio transactions.

It is expected that the Trust may execute brokerage or other agency transactions through the Distributor or an affiliate of the Adviser, both of which are registered broker-dealers, for a commission in conformity with the 1940 Act, the 1934 Act and rules promulgated by the SEC. Under these provisions, the Distributor or an affiliate of the Adviser is permitted to receive and retain compensation for effecting portfolio transactions for the Trust on an exchange if a written contract is in effect between the Distributor and the Trust expressly permitting the Distributor or an affiliate of the Adviser to receive and retain such compensation. These rules further require that commissions paid to the Distributor by the Trust for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." In addition, the Trust may direct commission business to one or more designated broker dealers in connection with such broker-dealer's provision of services to the Trust or payment of certain Trust expenses (E.G., custody, pricing and professional fees). The Trustees, including those who are not "interested persons" of the Trust, have adopted procedures for evaluating the reasonableness of commissions paid to the Distributor and will review these procedures periodically.

DESCRIPTION OF SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of the Funds each of which represents an equal proportionate interest in that Fund with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the Funds. Shareholders have no preemptive rights. The Declaration of Trust provides that the Trustees of the Trust may create additional series of shares. All consideration received by the Trust for shares of any additional series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

SHAREHOLDER LIABILITY

The Trust is an entity of the type commonly known as a "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust could, under certain circumstances, be held personally liable as partners for the obligations of the trust. Even if, however, the Trust were held to be a partnership, the possibility of the Shareholders' incurring financial loss for that reason appears remote because the Trust's Declaration of Trust contains an express disclaimer of Shareholder liability for obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by or on behalf of the Trust or the Trustees, and because the Declaration of Trust provides for indemnification out of the Trust property for any Investor held personally liable for the obligations of the Trust.

LIMITATION OF TRUSTEES' LIABILITY

The Declaration of Trust provides that a Trustee shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Declaration of Trust also provides that the Trust will indemnify its Trustees and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Trust unless it is determined in the manner provided in the Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the Trust. However, nothing in the Declaration of Trust shall protect or indemnify a Trustee against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                           STI CLASSIC VARIABLE TRUST
                            PART C: OTHER INFORMATION
                         POST-EFFECTIVE AMENDMENT NO. 8

ITEM 23.  EXHIBITS:

(a) Agreement and Declaration of Trust of the Registrant (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2,
        1996).
(b)(1) By-Laws of the Registrant (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996).
(c)     Not applicable.
(d)(1) Investment Advisory Agreement between the Registrant and STI Capital Management, N.A., dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996).
(d)(2) Investment Advisory Agreement between the Registrant and Trusco Capital Management, Inc. is filed herewith.
(e) Distribution Agreement between the Registrant and SEI Financial Services Company, dated August 18, 1995, (incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996).
(f)     Not applicable.
(g)(1) Custodian Agreement between the Registrant and SunTrust Bank, Atlanta, dated August 18, 1995 - incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996.
(g)(2) Custody Agreement with Bank of New York incorporated by reference to Post-Effective Amendment No. 2 filed August 21, 1996.
(g)(3) Third Amendment to Custodian Agreement dated October 10, 1996 - incorporated by reference to Exhibit 8(c) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(g)(4) Fourth Amendment to Custodian Agreement dated May 6, 1997 - incorporated by reference to Exhibit 8(d) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(h)(1) Administration Agreement between the Registrant and SEI Financial Management Corporation, dated August 18, 1995, as amended November 9, 1997 - incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(h)(2) Form of Participation Agreement among the Registrant, SEI Financial Services Company, Glenbrook Life and Annuity Company, dated October 2, 1995 - incorporated by reference to Post-Effective Amendment No. 1 filed April 2, 1996.
(h)(3) Agreement for Shareholder Recordkeeping between the Registrant and Federated Services Company, dated August 2, 1995 - incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996.
(h)(4) Amended Schedule to the Administration Agreement between the Registrant and SEI Financial Management Corporation dated August 19, 1996 -incorporated by reference to Exhibit 9(a) of Post-Effective Amendment No. 5 to the Registrant's Statement filed with the SEC via EDGAR Accession No. 0001047469-98-008284 on March 2, 1998.
(i) Opinion of Counsel - incorporated herein by reference to Post-Effective Amendment No. 1 filed April 2, 1996.
(j)     Not applicable.
(k)     Not applicable.
(l)     Not applicable.
(m)     Not applicable.
(n)     Not applicable.
(o)     Not applicable.
(p)     Powers of attorney - filed herewith.
--------------------------------------------------

Item 24.  Persons Controlled by or under Common Control with Registrant:

See the Prospectuses and the Statement of Additional Information regarding the Registrant's control relationships. The Administrator is a subsidiary of SEI Investments Company, which also controls the distributor of the Registrant, SEI Investments Distribution Co., other corporations engaged in providing various financial and recordkeeping services, primarily to bank trust departments, pension plan sponsors, and investment managers.

Item 27.  Indemnification:

Article VIII of the Agreement of Declaration of Trust filed as Exhibit 1 to the Registration Statement is incorporated by reference. Insofar as indemnification liabilities arising under the Securities Act of 1933, as amended, may be permitted to trustees, directors, officers and controlling persons of the Registrant by the Registrant pursuant to the Declaration of Trust or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, directors, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, directors, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

Item 26.  Business and Other Connections of the Investment Advisers:

Other business, profession, vocation, or employment of a substantial nature in which each director or principal executive officer of the Adviser is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

                                               Name of                                  Connection with
         Name                                  Other Company                            Other Company
         ----                                  -------------                            -------------
STI CAPITAL MANAGEMENT, N.A.

E. Jenner Wood III                             SunTrust Banks, Inc.                         --
Director

Hunting F. Deutsch                             SunTrust Bank, Orlando                       --
Director

Anthony R. Gray                                    --                                       --
Chairman & Chief Investment Officer

James R. Wood                                      --                                       --
President

Elliott A. Perny                                   --                                       --
Executive Vice President

Stuart F. Van Arsdale                              --                                       --
Senior Vice President


                                       C-2


Jonathan D. Rich                                   --                                       --
Director

Larry M. Cole                                      --                                       --
Senior Vice President

L. Earl Denney                                     --                                       --
Executive Vice President

Ronald Schwartz                                    --                                       --
Senior Vice President

Andre B.Prawato                                    --                                       --
Senior Vice President

Edward J. Dau                                      --                                       --
Senior Vice President

James K. Wood                                      --                                       --
Senior Vice President

Mills A. Riddick                                   --                                       --
Senior Vice President

Christopher A. Jones                               --                                       --
Senior Vice President

David E. West                                      --                                       --
Vice President

Brett L. Barner                                    --                                       --
Senior Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:

(a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

        Registrant's distributor, SEI Investments Distribution Co. (the "Distributor"), acts as distributor for:

        SEI Daily Income Trust                      July 15, 1982
        SEI Liquid Asset Trust                      November 29, 1982
        SEI Tax Exempt Trust                        December 3, 1982
        SEI Index Funds                             July 10, 1985
        SEI Institutional Managed Trust             January 22, 1987
        SEI  Institutional International Trust      August 30, 1988
        The Advisors' Inner Circle Fund             November 14, 1991
        The Pillar Funds                            February 28, 1992
        CUFUND                                      May 1, 1992
        STI Classic Funds                           May 29, 1992
        First American Funds, Inc.                  November 1, 1992
        First American Investment Funds, Inc.       November 1, 1992

        The Arbor Fund                              January 28, 1993
        Boston 1784 Funds(7)                        June 1, 1993
        The PBHG Funds, Inc.                        July 16, 1993
        Morgan Grenfell Investment Trust            January 3, 1994
        The Achievement Funds Trust                 December 27, 1994
        Bishop Street Funds                         January 27, 1995
        CrestFunds, Inc.                            March 1, 1995
        STI Classic Variable Trust                  August 18, 1995
        ARK Funds                                   November 1, 1995
        Huntington Funds                            January 11, 1996
        SEI Asset Allocation Trust                  April 1, 1996
        TIP Funds                                   April 28, 1996
        SEI Institutional Investments Trust         June 14, 1996
        First American Strategy Funds, Inc.         October 1, 1996
        HighMark Funds                              February 15, 1997
        Armada Funds                                March 8, 1997
        PBHG Insurance Series Fund, Inc.            April 1, 1997
        The Expedition Funds                        June 9, 1997
        Alpha Select Funds                          January 1, 1998
        Oak Associates Funds                        February 27, 1998
        The Nevis Fund, Inc.                        June 29, 1998
        The Parkstone Group of Funds                September 14, 1998
        CNI Charter Funds                           April 1, 1999
        The Parkstone Advantage Fund                May 1, 1999
        Amerindo Funds, Inc.                        July 13, 1999


        The Distributor provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").

(b) Furnish the Information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B. Unless otherwise noted, the business address of each director or officer is Oaks, PA 19456.

                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       ----------------                                             ---------------
Alfred P. West, Jr.        Director, Chairman of the Board of Directors                         --
Henry H. Greer             Director                                                             --
Carmen V. Romeo            Director                                                             --
Mark J. Held               President & Chief Operating Officer                                  --
Gilbert L. Beebower        Executive Vice President                                             --
Richard B. Lieb            Executive Vice President                                             --
Dennis J. McGonigle        Executive Vice President                                             --
Robert M. Silvestri        Chief Financial Officer & Treasurer                                  --
Leo J. Dolan, Jr.          Senior Vice President                                                --
Carl A. Guarino            Senior Vice President                                                --
Larry Hutchison            Senior Vice President                                                --
Jack May                   Senior Vice President                                                --
Hartland J. McKeown        Senior Vice President                                                --
Barbara J. Moore           Senior Vice President                                        Vice President and
                                                                                        Assistant Secretary


                           Position and Office                                          Positions and Offices
Name                       with Underwriter                                             with Registrant
----                       ----------------                                             ---------------
Kevin P. Robins            Senior Vice President & General Counsel                             --
Patrick K. Walsh           Senior Vice President                                               --
Robert Aller               Vice President                                                      --
Gordon W. Carpenter        Vice President                                                      --
Todd Cipperman             Vice President & Assistant Secretary                                --
S. Courtney E. Collier     Vice President & Assistant Secretary                                --
Robert Crudup              Vice President & Managing Director                                  --
Barbara Doyne              Vice President                                                      --
Jeff Drennen               Vice President                                                      --
Vic Galef                  Vice President & Managing Director                                  --
Lydia A. Gavalis           Vice President & Assistant Secretary                          Vice President & Assistant
                                                                                                 Secretary

Greg Gettinger             Vice President & Assistant Secretary                                --
Kathy Heilig               Vice President                                                Vice President & Assistant
                                                                                                 Secretary
Jeff Jacobs                Vice President                                                      --
Samuel King                Vice President                                                      --
Kim Kirk                   Vice President & Managing Director                                  --
John Krzeminski            Vice President & Managing Director                                  --
Carolyn McLaurin           Vice President & Managing Director                                  --
W. Kelso Morrill           Vice President                                                      --
Mark Nagle                 Vice President                                                President, Controller,
                                                                                         Treasurer & Chief Financial
                                                                                                  Officer

Joanne Nelson              Vice President                                                      --
Cynthia M. Parrish         Vice President & Assistant Secretary                                --
Kim Rainey                 Vice President                                                      --
Rob Redican                Vice President                                                      --
Maria Rinehart             Vice President                                                      --
Mark Samuels               Vice President & Managing Director                                  --
Steve Smith                Vice President                                                      --
Daniel Spaventa            Vice President                                                      --
Kathryn L. Stanton         Vice President & Assistant Secretary                                --
Lynda J. Striegel          Vice President & Assistant Secretary                          Vice President & Assistant
                                                                                                 Secretary
Lori L. White              Vice President & Assistant Secretary                                --
Wayne M. Withrow           Vice President & Managing Director                                  --

Item 30.  Location of Accounts and Records:

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

(a) With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
(12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

     The Bank of New York                          SunTrust Banks, Inc.

     One Wall Street                               Park Place
     New York, NY  10286                           P.O. Box 105504
     (International Equity Fund)                   Atlanta, GA  30348

(b)/(c) With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4);
(5); (6); (8); (9); (10); (11); and 31a-1(f), the required books and records are maintained at the offices of Registrant's Administrator:

         SEI Investments Mutual Funds Services
         One Freedom Valley Road
         Oaks, PA 19456

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Advisers:

         STI Capital Management, N.A.
         P.O. Box 3808
         Orlando, FL  32802

Item 31.  Management Services:  None

Item 32.  Undertakings:

Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Trustees of their desire to communicate with Shareholders of the Trust, the Trustees will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

Registrant hereby undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Trustee(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

                                     NOTICE

        A copy of the Agreement and Declaration of Trust for STI Classic Variable Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this Registration Statement has been executed on behalf of the Trust by an officer of the Trust as an officer and by its Trustees as trustees and not individually and the obligations of or arising out of this Registration Statement are not binding upon any of the Trustees, officers, or Shareholders individually but are binding only upon the assets and property of the Trust.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Securities Act") and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Post-Effective Amendment No. 8 to Registration Statement No. 33-91476 to be signed on its behalf by the undersigned, duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 27th day of October, 1999.

                                    STI CLASSIC VARIABLE TRUST

                                    By:   /s/ Mark Nagle
                                        ---------------------------------------
                                        Mark Nagle, President, Chief Financial
                                        Officer and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following person in the capacity on the dates indicated.

          *                      Trustee                      October 27, 1999
------------------------
F. Wendell Gooch

          *                      Trustee                      October 27, 1999
------------------------
Daniel S. Goodrum

          *                      Trustee                      October 27, 1999
------------------------
Wilton Looney

          *                      Trustee                      October 27, 1999
------------------------
Champney A. McNair

          *                      Trustee                      October 27, 1999
------------------------
T. Gordy Germany

          *                      Trustee                      October 27, 1999
------------------------
William H. Cammack

          *                      Trustee                      October 27, 1999
------------------------
Jonathan T. Walton

          *                      Trustee                      October 27, 1999
------------------------
Dr. Bernard F. Sliger

   /s/ Mark Nagle
------------------------         President, Chief             October 27, 1999
Mark Nagle                       Financial Officer and
                                 Executive Officer

*  By:   /s/ Mark Nagle
       --------------------------
        Mark Nagle, As Power of Attorney

                    EXHIBIT INDEX

NUMBER                     EXHIBIT
-------                    -------
EX-99.A                    Agreement and Declaration of Trust of the Registrant
                           - incorporated herein by reference to Post-Effective
                           Amendment No. 1 filed April 2, 1996.
EX-99.B1                   By-Laws of the Registrant - incorporated herein by
                           reference to Post-Effective Amendment No. 1 filed
                           April 2, 1996.
EX-99.C1                   Not applicable.
EX-99.D1                   Investment Advisory Agreement between the Registrant
                           and STI Capital Management, N.A., dated August 18,
                           1995 - incorporated herein by reference to
                           Post-Effective Amendment No. 1 filed April 2, 1996.
EX-99.D2                   Investment Advisory Agreement between the Registrant
                           and Trusco Capital Management, Inc. is filed
                           herewith.
EX-99.E                    Distribution Agreement between the Registrant and SEI
                           Financial Services Company, dated August 18, 1995 -
                           incorporated herein by reference to Post-Effective
                           Amendment No. 1 filed April 2, 1996.
EX-99.F                    Not applicable.
EX-99.G1                   Custodian Agreement between the Registrant and
                           SunTrust Bank, Atlanta, dated August 18, 1995
                           -incorporated herein by reference to Post-Effective
                           Amendment No. 1 filed April 2, 1996.
EX-99.G2                   Custody Agreement with Bank of New York incorporated
                           by reference to Post-Effective Amendment No. 2 filed
                           August 21, 1996.
EX-99.G3                   Third Amendment to Custodian Agreement dated October
                           10, 1996 - incorporated by reference to Exhibit 8(c)
                           of Post-Effective Amendment No. 5 to the Registrant's
                           Statement filed with the SEC via EDGAR Accession No.
                           0001047469-98-008284 on March 2, 1998.
EX-99.G4                   Fourth Amendment to Custodian Agreement dated May 6,
                           1997 - incorporated by reference to Exhibit 8(d) of
                           Post-Effective Amendment No. 5 to the Registrant's
                           Statement filed with the SEC via EDGAR Accession No.
                           0001047469-98-008284 on March 2, 1998.
EX-99.H1                   Administration Agreement between the Registrant and
                           SEI Financial Management Corporation, dated August
                           18, 1995, as amended November 9, 1997 - incorporated
                           by reference to Exhibit 9(a) of Post-Effective
                           Amendment No. 5 to the Registrant's Statement filed
                           with the SEC via EDGAR Accession No.
                           0001047469-98-008284 on March 2, 1998.
EX-99.H2                   Form of Participation Agreement among the Registrant,
                           SEI Financial Services Company, Glenbrook Life and
                           Annuity Company, dated October 2, 1995 - incorporated
                           by reference to Post-Effective Amendment No. 1 filed
                           April 2, 1996.
EX-99.H3                   Agreement for Shareholder Recordkeeping between the
                           Registrant and Federated Services Company, dated
                           August 2, 1995 - incorporated herein by reference to
                           Post- Effective Amendment No. 1 filed April 2, 1996.
EX-99.H4                   Amended Schedule to the Administration Agreement
                           between the Registrant and SEI Financial Management
                           Corporation dated August 19, 1996 -incorporated by
                           reference to Exhibit 9(a) of Post-Effective Amendment
                           No. 5 to the Registrant's Statement filed with the
                           SEC via EDGAR Accession No. 0001047469-98-008284 on
                           March 2, 1998.
EX-99.I                    Opinion of Counsel - incorporated herein by reference
                           to Post-Effective Amendment No. 1 filed April 2,
                           1996.
EX-99.J                    Not applicable.
EX-99.K                    Not applicable.
EX-99.L                    Not applicable.
EX-99.M                    Not applicable.
EX-99.N                    Not applicable.
EX-99.O                    Not applicable.
EX-99.P                    Powers of attorney - filed herewith.
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